UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:  _____
  This Amendment (Check only one.):   [  ] is a restatement.
                                      [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Resurgence Asset Management International, LLC
Address:  1185 Avenue of the Americas, 18th Floor
          New York, NY, 10036

Form 13 F File Number: 801-54100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rosemary Mooney
Title:    Vice President & Head of Operations
Phone:    (212) 843-8956

Report Type (Check only one.)

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Included in the filing of:

M.D. Sass Investors Services, Inc.
Form 13 F File Number: 28-04057